Equity-Accounted Investments	9 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Equity-Accounted Investments
Equity-Accounted Investments

a) As of September 30, 2018, the Partnership had loans outstanding to Exmar LPG BVBA of $47.3 million (December 31, 2017 – $52.3 million), the Partnership's 50/50 joint venture (or the Exmar LPG Joint Venture) with Exmar NV (or Exmar). These advances bear interest at LIBOR plus 0.50% and have no fixed repayment terms. As of September 30, 2018, the interest receivable on the advances was $nil (December 31, 2017 – $0.2 million). Both the advances and the interest receivable on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of September 30, 2018, the Partnership had loans outstanding to the Bahrain LNG Joint Venture of $79.1 million (December 31, 2017 – $79.1 million). These advances bear interest at LIBOR plus 1.25% and are repayable the earlier of November 2019 or six months after the expected commercial start date, which is expected to occur during the first half of 2019. As of September 30, 2018, the interest accrued on these advances was nominal (December 31, 2017 – $0.1 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

c) As of September 30, 2018, the Partnership had loans outstanding to its 33% owned joint venture servicing the Angola LNG Project (or the Angola Joint Venture) of $0.8 million (December 31, 2017 – $nil). These advances bear interest at LIBOR plus 1.00% and have no fixed repayment terms. As of September 30, 2018, the interest accrued on these advances was nominal (December 31, 2017 – $nil). Both the advances and the accrued interest on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

d) On January 31, 2018, the Partnership sold its 50% ownership interest in its equity-accounted joint venture with Exmar (or the Excelsior Joint Venture) for gross proceeds of approximately $54 million. As a result of the sale, the Partnership recorded a gain of $5.6 million for the nine months ended September 30, 2018, which is included in equity income in the Partnership's consolidated statements of income (loss).